Warrants - Marpai Warrants (Details) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 10, 2021	Jul. 31, 2021	Apr. 30, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 19, 2023	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants to purchase common shares	56,250
Warrants exercise price	$ 16			$ 5
Cash payment for purchase of warrants						$ 53,333
Proceeds from warrant exercises	$ 900,000					$ 900,000
Price per share					$ 16		$ 4
Marpai Warrants
Class of Warrant or Right [Line Items]
Warrants term			5 years
Purchase price per share			$ 0.2
Warrants to purchase common shares		56,250	11,389
Warrants exercise price		$ 16	$ 31.6					$ 5.72
Cash payment for purchase of warrants			$ 2,500
Proceeds from warrant exercises		$ 900,000
Fair value of the warrants		$ 0
Underwriter warrants
Class of Warrant or Right [Line Items]
Warrants to purchase common shares				92,500	78,125
Warrants exercise price					$ 20
Percentage of underwriters compensation					5.00%
Exercise price, percentage on public offering price				125.00%	125.00%